Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt outstanding	$ 7,657,700	$ 7,518,328
Unamortized debt costs	(48,743)	(43,924)
Unamortized debt premium & discounts	(3,237)	(3,770)
Debt, net of unamortized costs	7,605,720	7,470,634
Asset-backed securitization term notes
Debt Instrument [Line Items]
Debt outstanding	$ 3,032,700	2,579,832
Contractual Weighted Avg Interest Rate	2.93%
Asset-backed securitization warehouse
Debt Instrument [Line Items]
Debt outstanding	$ 60,000	240,000
Contractual Weighted Avg Interest Rate	6.16%
Total secured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 3,092,700	2,819,832
Senior notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	2,300,000
Contractual Weighted Avg Interest Rate	2.82%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,085,000	930,000
Contractual Weighted Avg Interest Rate	5.76%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,680,000	1,468,496
Contractual Weighted Avg Interest Rate	5.76%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 4,565,000	$ 4,698,496